                                                                Quantum Ventures, Inc.

                                                                8926 Shepherd Way

                                                                Delta BC, Canada

Securities and Exchange Commission                                            June 8, 2006

Washington DC

Attention: Adam Halper

Re: Quantum Ventures, Inc.

Registration Statement on Form SB2/A

Commission File No. 333-119146

We are writing in response to your comment letter.

1. Please confirm that your marked EDGAR version shows cumulative changes for amendments four and five.

We have noted this comment and have filed our EDGAR version to reflect the changes for amendments four, five and six.

2. We substantially reissue comment 1.of our letter dated March 10, 2005. We note that while your have deleted reference to MediFlow's use in veterinary medicine you continue to have little disclosure on future software development milestones with quantifiable estimates of time and costs necessary to provide full functionality of the program. Further, your disclosure is unclear on the current functionality and proposed development strategy of your MediFlow program. For example, we note from your response to comment 3 of our letter dated March 10, 2005 that your software" provides treatment recommendations yet it appears to have no integrated data base from which to draw comparative information. Please advise of your intentions to acquire your own medical database. Please also advise as to the effects on your software development and future sales due to the absence proprietary medical database.

We have noted this comment and have extensively revised all pertinent sections to reflect further development of the Mediflow software program, estimates of time frames plus our intent to acquire our own database.

3. We reissue comment 4 of out letter dated March 10, 2005. As previously requested, please explain why there is no need for blue sky registration for this offering. We note your estimated blue sky fees of $5,000 for this offering in Part 11 of this registration statement and in your "Plan of 0peration" section. Please advise and provide a detailed analysis of why you believe each state exemption is available to you.

Our common stock was initially sold pursuant to Regulation S. We completed the offering pursuant to Rule 903 of

Regulation S (i.e., Category 3) of the Securities Act.  Each purchaser represented to us in the subscription agreement that he was a non-U.S. person as defined in Regulation S.  We did not engage in a distribution of this offering in the United States.

Each purchaser represented his intention to acquire the securities for investment only and not with a view toward distribution.  Each purchaser represented to us that he will resell such securities only in accordance with the provisions of Regulation S which prohibit sales to or for the benefit of a U.S. person, pursuant to registration under the Act, or pursuant to an available exemption from registration and agrees not to engage in hedging transactions with regard to such securities unless in compliance with the Act. Appropriate legends were affixed to the stock certificate issued to each purchaser in accordance with Regulation S which, among other things, precludes transfers except as provided above.  Each purchaser was given adequate access to sufficient information about us to make an informed investment decision.  None of the securities were sold through an underwriter and accordingly, there were no underwriting discounts or commissions involved.  Each subscription agreement precluded transfer except under the above conditions.  No registration rights were granted to any of the purchasers.

After we become subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, we intend to apply for a listing on the OTC Bulletin Board. At such time, we intend to submit information to Standards and poors to permit State exemptions permitting the resale of our securities in such States that  provide an exemption for S&P companies.  For other States, we intend to file blue sky registrations in accordance with such States blue sky filing requirements.  We estimate the cost of such registation shall be $5,000.

Prospectus Cover Page

4. We reissue previous comment 5 of our letter dated March 10, 2005. Please revise to highlight the cross reference to the risk factors section and page by prominent type or similar manner.

We have noted this comment and have highlighted this reference and enlarged the type to make this clearly visible

Prospectus Summary

Our Business and Business Strategy

5. Describe what is meant by "utilizing a structured and supervised method of third party specialists information." In addition please disclose in material detail MediFlow's proposed interaction with "specialists" including the functionality of the link that would be provided to specialists.

We have noted this comment and have revised our disclosure to this section

6. We note that you have provided a Glossary. To the extent needed, please define these terms where they are first used.

We have noted this comment and have provided a cross- reference where these terms are first used.

Description of Business

Current and Planned Development  page 25

7.

We refer you to comment 3 of our later dated March 10, 2005. Please revise your document to provide risk factor disclosure and expanded disclosure in this section to discuss the ramifications that Mayer Zev, your principal competitor, has unrestricted right to use your underlying software and you do not have the right to use his database. Please also revise, this section to describe the process by which World Star Holdings transferred ownership to 3493734 Manitoba Ltd as described in your response to comment 6 of our letter dated January 19, 2005.

We have provided an additional risk factor to reflect the potential ramifications with Mayer Zev and have revised this section to reflect the method of transfer between World Star and 3493734 Manitoba.

8.  Please advise as to the principal terms of the provincially registered debenture as mentioned in your response to comment 3 of our letter dated March 10, 2005.

We have noted this comment and have received a copy of the provincially registered debenture and is evidenced by registration numbers 960718109004 and 96060611199 with the Province of Manitoba for the amount of $1,000,000 at an interest rate of 10%.

9.  Please revise your document to describe the functionality of the software as of the date it was obtained from 3493734 Manitoba Ltd in May 2004. Clarify whether you have made any developments since you acquired the software product, Please describe in greater detail the current and prior audio/visual capabilities of the software.

We have noted this comment and have revised this section.

10. We refer you to previous comment 8 of our letter dated March 10, 2005. Please disclose that the other two business associates have signed the confidentiality agreement and provide the names of all three business associates. Alternatively, consider revising your risk factor disclosure to indicate any risks associated with the fact that certain business associates have not executed the confidentiality agreement.

We have noted this comment and have provided an additional risk factor with respect to our confidentiality agreement.

Intellectual Property page 27

11. Please provide risk factor disclosure to discuss that you have no protections in place for your intellectual property. Consider also revising to discuss the status of web design and website construction as they are conditions under your Technology Purchase Agreement.

We have noted this comment and provided another risk factor with respect to intellectual property and have provided the following disclosure:

 Failure to provide adequate protection our proprietary rights could expose us to infringement of our rights by other parties and could offer similar services, significantly harming our competitive position and decreasing our revenues or  causing our business to fail.

Competition, page 27

12. We reissue comment 12 of our letter dated March 10, 2005.

We have noted this comment and have revised this section with the following disclosure with respect to other companies with medical data bases Mayo Clinic, Tripp Data Base, Disease Data Base.com, Doctors Guide - www.plsgroup.com, www.pubmed.com (National Libraries of Medicine) and www.mednets.com

Government Regulations, page 28

13. We refer you to comments 43 and 44 of out letter dated October 20, 2004, It appears as if information in the section concerns regulations of the Internet. However, we are unable to locate disclosure on MediFlow's functionality over the Internet now or in the future. Consider revising this section or your discussion of your software product. Consider including any additional regulations including those that stem from HIPAA or medical record privacy statutes that may affect MediFlow or future MediFlow developments. See Item 101(b)(9) of Regulation S-B.

We have noted this comment and have revised this section accordingly to reflect that we will need to comply with the Privacy Act of Canada 1996

Medical Records Act of 1995 and the Health Insurance Portability and Accountability Act of 1996 (HIPAA) with respect to the electronic transmission of Medical records.

Plan of Operation

Current Operation Development page 30

14. We reissue the second part. of comment 13: of our letter dated March 10, 2005. We note your-revised disclosure only discusses the costs of becoming a reporting company. Please disclose the estimated costs of your periodic reporting obligations. Please also revise to disclose the costs of listing on the OTC Bulletin Board or any costs with maintaining quotation.

We have noted this comment and have revised our disclosure we are not aware of any costs to maintain a quotation on the OTC Bulletin Board other than the periodic reporting requirements we estimate these costs to be $3500 per quarter and approximately $10,000 for our year end.

15. We reissue comment 17 of our letter dated March 10, 2005. Consider revising your disclosure on page 32 to describe- in greater detail your estimated expenditures of $48,000 over the next twelve months. It appears from disclosure that your expenses are substantially greater than your estimated budget. We note, for example, that you anticipate spending $26,000 for SEC reporting expenses, $255,000 on software development over two years, $20,000 on trademark protection, website development and computers, and $75,000 on marketing and do not even discuss any general overhead or operating expenses. Please revise. Further advise if pursuant to your representation, management, affiliates and current stockholders have been supporting the minimum budget. Please provide greater detail on the sources of funds that will be used to pay the expenses disclosed in this registration statement and the priority of expenses if you need to continue at a minimum budget or a budget less than described in this registration statement.

We have noted this comment and have revised this section

16. We refer you to comment 15 of our letter dated March 10, 2005. Please revise your disclosure to describe the current stage of the application process with the National Research Council. Please also describe the type and nature of each grant or program for which you have applied or anticipate applying for as part of your Plan of Operation.

We have noted this comment and have revised our disclosure under the sub-heading National Research Council

17. We refer you to comment 18 of our letter dated March 10, 2005. Please advise if the $75,000 described in the "Marketing" subsection includes outside marketing consultant costs. Please also advise if the $40,000 include all employees and consultants as described on page 31 or disclose the estimated costs of hiring additional staff over the next two years.

We have noted this comment and estimate that, with respect to Marketing this would include the cost of outside marketing consultants and have revised this section to reflect the costs over the next years of additional employees an consultants.

Executive Compensation page 35

18. Please update your executive compensation information for your fiscal year ended June30, 2005, See Interpretation J.8B of the Division of Corporation Finance Manual of Publicly Available Telephone Interpretations,

We have noted this comment and have updated the executive compensation section.

Financial Statements

Consolidated Balance Sheet, page F3

19. We note that the disclosure indicating that you expect to complete development of your website and demonstration site "in a period of less than 45 days" has not changed since your original filing dated September 21, 2004. As there: does not appear to have been any noticeable progress in developing these key components of your business plan since your inception, please explain to us why you believe the amounts capitalized related to your software program are recoverable.

We have noted this comment and is currently being updated with our financial Statements.

Consolidated Statements of Cash Flows, page

20. Please explain to us why your statement of cash flows reflects an investing cash flow of $5,000 for the period from inception to June 30, 2004 considering Note 3 indicates that the cash was not yet paid at June 30, 2004. In addition, explain why your reconciliation of net loss to operating cash flows reflects the change in the technology payable when incurring that obligation bad no effect on your net loss. Finally, explain to us why your statement of cash flows for the nine-month period ended March 31, 2005 does not reflect an investing cash outflow of $5,000 considering that it appear that this payment was made during that nine-month period.

We have noted this comment and is currently being updated with our financial Statements.

Note 3. Technology Rights, page, F IO

21. The last sentence in Note 3 indicates that "included in accounts payable and accrued liabilities is an amount of $5,000 that represents the cash payable of $5,000 pursuant to the agreement." Clarify if the amount included in accounts payable and accrued liabilities is in addition to the $6,000 recorded in the Technology Agreement Payable.

We have noted this comment and is currently being updated with our financial Statements.

22. We reissue comment 2 of our letter dated February 17, 2005

We have noted this comment and is currently being updated with our financial Statements.

Exhibits, Non-Disclosure and Confidentiality Agreement

23. Please provide your legal analysis as to why this document would protect the company from disclosure of its software code obtained while business associates tested the MediFlow product. Please also revise your "Non Disclosure and Confidentiality Agreement" subsection to describe all material terms of this agreement.

We have noted this comment and have revised this subsection with the following disclosure

The document contains and contractually obligates the recipient and its agents, employees, members, representatives and affiliates to keep the software code and any other proprietary information confidential.  The document further requires the recipient to require any third parties working in conjunction with the recipient to agree to the terms of confidentiality and non-disclosure. In addition, trade secret law also provides additional protection of improper use of propriatiary software code. In the event a third party improperly obtained the software code or reverse engineered the software code, the Company has a contractual ability to litigate and look for injunctive relief and damages.  As with any contractual protective document, it requires the Company to be fiscally capable of pursuing litigation and cannot guarantee complete protection from improper disclosure (such as if the software code is transferred offshore or the Company is unaware of an improper transfer).

Technology Purchase Agreement

24. We refer you to comment 14 of our letter dated March 10, 2005. It appears you have not revised your document in conformity with the representations and descriptions contained in your amended Technology Purchase Agreement. For example, it does not appear as if you have removed references to the two-year requirement to expend the $255,000 after becoming a reporting issuer as opposed to the more descriptive and less stringent requirements of Schedule A. Please also pay particular attention to disclosing the estimated costs of each required development stage.

We have noted this comment and have since amended the technology purchase agreement to reflect the various development stages and costs as well as other disclosure and have refilled this amended agreement under Exhibit 10.1

Consent of Independent Accountant

25. Please have your independent accountant revise their consent in your next filing to clearly indicate that they have executed the document.

We have noted this comment and will have our updated consent filed in our next amendment

Exhibit 21.1

26. Please revise to file an exhibit pursuant to Item 601 (b)(2 1) of Regulation S-B. Please revise your exhibit index to label the current exhibit 21.1 as Exhibit 3.3.

We have noted this comment and have revised this exhibit from 21.1 to exhibit 3.3

Yours truly,

    /s/ Desmond Ross

    Desmond Ross, President